Revenues	3 Months Ended
Mar. 31, 2020
Revenue Recognition [Abstract]
Revenues

Note 3. Revenues

Disaggregation of Revenues

The following table presents the Company’s revenues disaggregated by geographical region (based on the Company's customers' locations) and revenue types for the three months ended March 31, 2020 and 2019:

	Three months ended March 31,
	2020	2019
	(U.S. $ in thousands)
Americas
Products	$48,244	$58,054
Service	38,329	38,444
Total Americas	86,573	96,498

EMEA
Products	20,747	28,085
Service	6,173	6,698
Total EMEA	26,920	34,783

Asia Pacific
Products	14,181	18,952
Service	5,233	5,067
Total Asia Pacific	19,414	24,019

Total Revenues	$132,907	$155,300

The following table presents the Company’s revenues disaggregated based on the timing of revenue recognized for the three months ended March 31, 2020 and 2019:

	Three months ended March 31,
	2020	2019
	(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$83,172	$105,091
Services	10,644	31,435
Total revenues recognized in point in time	93,816	136,526

Revenues recognized over time from:
Services	39,091	18,774
Total revenues recognized over time	39,091	18,774

Total Revenues	$132,907	$155,300

7

STRATASYS LTD.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (UNAUDITED)

Contract Assets and Contract Liabilities

Contract assets are recorded when the Company's right to consideration is conditional on constraints other than the passage of time. The Company had no material contract assets as of March 31, 2020.

Contract liabilities include advance payments and billings in excess of revenue recognized, which are primarily related to advanced billings for service type warranty. Contract liabilities are presented under deferred revenues. The Company's deferred revenues as of March 31, 2020 and December 31, 2019 were as follows:

	March 31, 2020	December 31, 2019
	U.S. $ in thousands
Deferred revenues*	65,816	68,307

*Includes $14.5 million and $16.0 million under long term deferred revenues in the Company's consolidated balance sheets as of March 31, 2020 and December 31, 2019, respectively.

Revenue recognized in the first quarter of 2020 that was included in the deferred revenue balance as of January 1, 2020 was $18.0 million.

Remaining Performance Obligations

Remaining Performance Obligations ("RPO") represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. As of March 31, 2020, the total RPO amounted to $90.8 million. The Company expects to recognize $74.4 million of this RPO during the next 12 months, $12.0 million over the subsequent 12 months and $4.4 million in the remainder thereafter.

Incremental Costs of Obtaining a Contract

Sales commissions earned mainly by the Company’s sales agents are considered incremental costs of obtaining a contract with a customer, as the Company expects the benefit of those commissions to be longer than one year. The majority of the sales commissions are not subject to capitalization, as the commission expense is recognized as the related revenue is recognized. Sales commissions for initial contracts related to the service type warranty are deferred and then amortized on a straight-line basis over the expected customer relationship period if the Company expects to recover those costs. Amortization expense is included in selling, general and administrative expenses in the consolidated statements of operations. As of March 31, 2020 and December 31, 2019, the deferred commissions amounted to $4.0 million and $3.9 million, respectively.